Movements in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance, beginning of year	$ 36,945	$ 29,132	$ 14,674
Current year addition	14,939	7,813	14,458
Balance, end of year	$ 51,884	$ 36,945	$ 29,132